(304)340-1390

March 18, 2005

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: David Lyon

Re:	MVB Financial Corp.

Amendment to Form SB-2, Filed March 18, 2005

File No. 333-120931

Dear Mr. Lyon,

On behalf of MVB Financial Corp. (“MVB Financial”), we have filed Amendment No. 3 to MVB Financial’s Form SB-2 in response to the staff’s comment letter dated February 24, 2004. We are also forwarding to you marked copies of Amendment No. 3 to expedite the staffs review.

Prospectus Cover Page

1. We have revised the cover page to indicate the actual threshold number of shares derived by the formula, and accordingly have deleted the formula.

MVB Financial – Page 1

2. We have clarified that MVB Financial will be adding only Larry F. Mazza to its Board of Directors. Mr. Mazza will also be the Chief Executive Officer of MVB Harrison, Inc. The Monongahela Valley Bank, Inc. (“MVB”) is increasing its Board by a total of three persons, including Mr. Mazza, but it is unknown who will serve in those other two positions. We have filed a consent for Mr. Mazza.

3. We have clarified that the directors of MVB Marion, Inc., MVB Harrison, Inc., MVB Financial and MVB will all be responsible for the operations of MVB. Please note that responsibility for MVB Financial will not flow upstream from the second-tier director level. We have added disclosure that such an arrangement will be set forth in a written agreement by

U.S. Securities and Exchange Commission

Attention: David Lyon

March 18, 2005

those directors with MVB. At that time, the Company will determine whether that agreement is material. If that agreement is material to MVB Financial as a whole, the Company will file a Form 8-K under Item 1.01 of that Form.

Selected Financial Data – Page 2

Statistical Financial Information Regarding MVB Financial - Page 14

4. We have provided the requested disclosure.

5. We have revised the book value at year-end as requested.

Independent Auditor’s Report – Page F-2

6. Attached is a letter from Conley CPA Group, PLLC, discussing registration with PCAOB.

Financial Statements, Age of Financial Statements

7. The Company has considered Item 3l0(g)(2) of Regulation SB, and the Company believes that its meets the provisions of that subsection. After a telephone conversation with Ms. Harley, she indicated that the staff does not believe that the requirements of Item 310(g)(2) have been met because the Form 10-QSBs for March 31, 2004, and June 30, 2004, were filed under cover of a Form 10-QSB listing the Federal Deposit Insurance Corporation as the regulatory agency in which these documents were filed although, in fact, these documents were filed with the SEC. Therefore, the staff takes the position that the Company has not made all required filings under the exception provided under Item 310(g)(2). We do not believe that reference to the FDIC instead of the SEC in a filing made with the SEC causes the filing not to be “filed.” We believe that the Form 10-KSB filing for The Monongahela Valley Bank made under cover of Form 8-K was proper, and we discuss this issue further in our response to Comment Number 10 to the staff’s February 24, 2004 letter. Nevertheless, we have filed amended both Form 10-QSBs to amend the cover pages to reference the SEC and have provided year-end financial information in the Form SB-2. We hope this alleviates the staff’s concern.

U.S. Securities and Exchange Commission

Attention: David Lyon

March 18, 2005

Item 23 – Changes in and Disagreements With Accountants on Accounting and Financial Disclosure – Prior Comment No. 72

8. The Company has filed an amended Form 8-K to add the additional information requested.

Exhibit 23.1 – Consent of Independent Auditors

9. We have included a currently dated consent of the independent auditors in this amendment.

MVB 2003 Form 10-KSB – Prior Comment No. 71 and Form 10-QSB Filings

10. We refer you to our response to Comment Number 7 above. The staff indicated in a telephone conversation with Ms. Harley that the 10-KSB for The Monongahela Valley Bank for the fiscal year ended December 31, 2003, filed as an exhibit to Form 8-K, is insufficient because the 10-KSB cover sheet references the FDIC instead of the SEC. We believe that the method of filing is correct due to the circumstances surrounding the bank. As you know, effective January 1, 2004, the bank became a wholly-owned subsidiary of a newly-formed bank holding company, MVB Financial. Prior to that time, the bank was required to file reports with the FDIC, not the SEC. Pursuant to Rule 12g-4, the Company filed a Form 8-K announcing the formation of the bank holding company, and MVB Financial (not the bank) then became an SEC registrant and obtained a 1934 Act file number. See Interpretation No. 23 of the Division of Corporation Finance Manual of Publicly Available Telephone Interpretations.

In January 2005, I spoke with Mr. Lyon of the staff to determine how the bank’s 2003 Form 10-KSB previously filed with the FDIC should be filed with the SEC. Mr. Lyon indicated that this could be accomplished by filing the bank’s Form 10-KSB as an exhibit to the registration statement of MVB Financial or as an exhibit to a Form 8-K filed by MVB Financial. Therefore, MVB Financial filed a Form 8-K with the bank’s 2003 Form 10-KSB attached as an exhibit. It would have been impossible for the bank to file its 2003 Form 10-KSB with the SEC since the bank is not the 1934 Act registrant and accordingly, does not have a 1934 Act file number. Therefore, we believe MVB Financial’s Form 8-K filing containing the Form 10-KSB of the bank is sufficient.

U.S. Securities and Exchange Commission

Attention: David Lyon

March 18, 2005

Once you have had the opportunity to review the foregoing, please do not hesitate to contact me with any questions or comments. Hopefully, we have responded in a satisfactory fashion to all of the staff’s comments contained in its February 24, 2004 comment letter. We anticipate filing an acceleration request seeking effectiveness on March 25, 2005. We thank you for your assistance.

Very truly yours,

/s/ ELIZABETH LORD
Elizabeth Lord

EL/skf 7C0924388

cc:	James R. Martin

Charles D. Dunbar

Chris Harley

CONLEY CPA GROUP, PLLC CERTIFIED PUBLIC ACCOUNTANTS * BUSINESS AND TAX ADVISORS	PHONE: FAX:	304-366-2270 304-366-2338
2622 FAIRMONT AVENUE * P.O. BOX 1150 * FAIRMONT, WV 25555-1150	E-MAIL:	CONLEYCPAGROUP@ AOL.COM

March 2, 2005

Mr. James R. Martin, President

MVB Financial Corp.

301 Virginia Avenue

Fairmont, WV 26554-2777

Re:	MVB Financial Corp.
File No. 333-120931

Dear Mr. Martin:

The purpose of this letter is to respond to the February 24, 2005 Letter of Comments from the United States Securities and Exchange Commission regarding the above-referenced filing. This letter addresses Item 6, Independent Auditors’ Report – Page F-2 which reads as follows, “Please advise the staff regarding the registration of the firm, Conley CPA Group, PLLC with the PCAOB and the company’s ability to meet its requirements under Section 102 of the Sarbanes-Oxley Act of 2002.”

It is our understanding that the Auditors’ Report referred to in Item 6 is the Independent Auditors’ Report applicable to the December 31, 2003 Financial Statements of the Monongahela Valley Bank, Inc. which was dated January 30, 2004.

The Conley CPA Group, PLLC served the Monongahela Valley Bank, Inc. at the time when the Bank was not an SEC registrant. The Bank was filing required reports with the Federal Deposit Insurance Corporation (FDIC) utilizing procedures and regulations promulgated by the SEC and incorporated in FDIC filing requirements by reference.

The Conley CPA Group, PLLC elected to perform the internal audit function for the Monongahela Valley Bank, Inc. for 2004 and future years and did not stand for reelection as the external independent auditor of the Monongahela Valley Bank, Inc. and its Holding Company, MVB Financial Corporation when the new Holding Company was formed in 2004. Accordingly, the Conley CPA Group, PLLC was not required to be a registered firm with the PCAOB, as it was not the independent auditor during the period when MVB Financial Corporation became an SEC registrant and thereby subject to SEC and PCAOB regulation.

However, please be advised that the Conley CPA Group, PLLC was and continues to be a member of the SEC Practice Section with its most recent Peer Review conducted as of May 31, 2003 and issued in July of 2003 with an unqualified opinion and no letter of comments from the SEC Practice Section Peer Review.

MEMBERS: AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS * WEST VIRGINIA SOCIETY OF CERTIFIED PUBLIC ACCOUNTANTS

Mr. James R. Martin, President

MVB Financial Corp.

February 25, 2005

The Conley CPA Group, PLLC has been a member of the SEC Practice Section of the AICPA for many years and has successfully and cordially worked with the United States Securities and Exchange Commission over the years that the firm has maintained its membership in the SEC Practice Section. However, the Conley CPA Group, PLLC has elected not to be a registered firm with the PCAOB.

In summary, at the time of the firm’s service to the Monongahela Valley Bank, Inc. as of and for the year ended December 31, 2003, the Bank was not an SEC registrant and, therefore, the firm was not required to be registered with the PCAOB. I trust this letter explains fully the reason Conley CPA Group, PLLC is not a registered firm with the PCAOB.

If I can be of further service to you with regard to this matter, please do not hesitate to contact me at your convenience.

Very truly yours,

CONLEY CPA GROUP, PLLC

/s/ Donald R. Conley
Donald R. Conley, C.P.A.

jb

CC:	C. Dunbar